INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of developed technology acquired with an estimated useful life
	December 31,
	2022	2021

Acquired technology	$3,004	$3,004

Accumulated amortization and Impairment	2,655	1,189

Depreciated cost	$349	$1,815

Schedule of future amortization expense
Year ended December 31,	Future Amortization expenses
2023	$269
2024	80
$349